Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments due are as follows:
Year Ended December 31,
2014	$652,670
2015	645,687
2016	650,652
2017	564,251
2018	73,097
Total minimum lease payments	$2,586,357